Segment Information (Details)	12 Months Ended
	Dec. 31, 2025 USD ($) segment	Nov. 30, 2025 USD ($) segment	Dec. 31, 2024 USD ($)	Nov. 30, 2024 USD ($)
Segment Information
Number of reportable segments | segment		1
Cash		$ 1,301,928		$ 717
CIK_0001843477_Spring Valley Acquisition Corp. II
Segment Information
Number of reportable segments | segment	1
Trust Account	$ 26,615,977		$ 25,554,084
Cash	154,890		495,352
General and administrative expenses	1,330,775		842,565
Income from investments held in Trust Account	1,063,695		7,611,956
Reportable segment | CIK_0001843477_Spring Valley Acquisition Corp. II
Segment Information
Trust Account	26,615,977		25,554,084
Cash	154,890		495,352
General and administrative expenses	1,330,775		842,565
Income from investments held in Trust Account	$ 1,063,695		$ 7,611,956